Stock-Based Compensation and Employee Benefits - Schedule of Stock Option Award Using the Black-Scholes Model (Detail) - Nonqualified Stock Options [Member]	12 Months Ended
Dec. 31, 2016 $ / shares
Grant date fair value of stock option award determined using Black-Scholes model
Stock price on date of grant	$ 26.24
Exercise Price	$ 25.70
Expected term	4 years 8 months 27 days
Risk-free interest rate	1.18%
Expected dividend yield	2.29%
Expected volatility	23.80%